Revenue and segment information (Reportable segments' assets reconciled to total assets) (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Reportable segments' assets [line items]
Assets		¥ 428,250,063	¥ 419,903,311
Impact of other IFRS adjustments [member]
Reportable segments' assets [line items]
Assets	[1]	14,653,520	16,461,854
PRC GAAP [member] | Reportable segment total [member]
Reportable segments' assets [line items]
Assets		407,628,597	396,350,552
PRC GAAP [member] | Investment in Huaneng Finance [member]
Reportable segments' assets [line items]
Assets		1,416,183	1,391,431
PRC GAAP [member] | Deferred income tax assets [member]
Reportable segments' assets [line items]
Assets		3,271,488	3,143,465
PRC GAAP [member] | Prepaid income tax [member]
Reportable segments' assets [line items]
Assets		139,617	134,477
PRC GAAP [member] | Other equity instrument investments [member]
Reportable segments' assets [line items]
Assets		779,217	2,083,419
PRC GAAP [member] | Corporate assets [member]
Reportable segments' assets [line items]
Assets		¥ 361,441	¥ 338,113

[1]	Other GAAP adjustments above primarily represented the classification adjustments and adjustments related to business combination and borrowing cost. Other than the classification adjustments, the differences will be gradually eliminated following subsequent depreciation and amortisation of related assets or the extinguishment of liabilities.